UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 5/31/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2019 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.34%

Arrangment of Transportation of Freight & Fargo - 1.11%
14,840	CryoPort, Inc. *	$ 248,124

Biological Products (No Diagnostic Substances) - 1.88%
4,470	Acceleron Pharma, Inc. *	241,623
2,850	Neurocrine Biosciences, Inc. *	178,308
		419,931
Business Services - 0.88%
1,320	Alibaba Group Holding LTD. *	197,023

Cable & Other Pay Television Services- 1.23%
3,050	Roku, Inc. Class A *	275,720

Computer Communications Equipment - 0.77%
700	Arista Networks, Inc. *	171,213

Computer Peripheral Equipment, NEC - 0.33%
7,150	Mitek Systems, Inc. *	72,930

Computer Storage Devices - 0.51%
7,230	Pure Storage, Inc. Class A *	114,667

Electromedical & Electrotherapeutic - 1.60%
5,250	AxoGen, Inc. *	109,883
14,000	Biolife Solutions, Inc. *	248,220
		358,103
Finance Services - 0.72%
3,450	Green Dot Corp. Class A *	160,115

Hospital & Medical Service Plans - 0.70%
5,350	Trupanion, Inc. *	156,916

Hotels and Motels - 1.50%
6,800	El Dorado Resorts, Inc. *	334,356

In Vitro & In Vivo Diagnostic Substances- 0.77%
13,160	Immunomedics, Inc. *	172,001

Industrial Organic Chemicals - 0.70%
8,685	Codexis, Inc. *	157,199

Insurance Agents Brokers & Services - 0.42%
5,550	Goosehead Insurance, Inc. Class A	203,296
3,640	Health Insurance Innovations, Inc. Class A *	93,876
		297,172
Laboratory Analytical Instruments - 1.56%
10,885	Accelerate Diagnostics, Inc. *	205,835
5,600	Quanterix Corp. *	143,416
		349,251
Loan Brokers - 1.46%
870	LendingTree, Inc. *	326,894

Medicinal Chemicals & Botanical Products - 1.15%
6,370	Canopy Growth Corp. (Canada) *	256,456
11,900	Cronos Group, Inc. *	167,552
1,400	Tilray, Inc. Class A *	25,087
		449,095
Motor Vehicles & Passanger Car Bodies - 0.65%
790	Tesla, Inc. *	146,276

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.01%
790	Align Technology, Inc. *	224,637
9,520	Sientra, Inc. *	55,406
		280,043
Pharmaceutical Preparations- 11.90%
11,260	Acadia Pharmaceuticals, Inc. *	270,127
5,200	Adamas Pharmaceuticals, Inc. *	24,440
11,875	Amicus Therapeutics, Inc. *	132,817
1,640	Ani Pharmaceuticals, Inc. *	114,242
2,350	Clovis Oncology, Inc. *	34,733
5,890	Collegium Pharmaceutical, Inc. *	67,794
15,695	Corcept Therapeutics, Inc. *	153,497
15,430	Flexion Therapeutics, Inc. *	170,193
920	GW Pharmaceuticals, Inc. ADR *	159,381
5,540	Heron Therapeutics, Inc. *	94,346
2,345	Intercept Pharmaceuticas, Inc. *	194,213
8,860	Omeros Corp. *	157,531
2,120	Portola Pharmaceuticals, Inc. *	59,127
5,680	PTC Therapeutics, Inc. *	227,768
4,120	Puma Biotechnology, Inc. *	60,935
11,060	Radius Health, Inc. *	229,937
1,710	Sarepta Therapeutics, Inc. *	194,684
2,955	Ultragenyx Pharmaceutical, Inc. *	162,318
905	Vertex Pharmaceuticals, Inc. *	150,393
		2,658,476
Retail-Auto Dealers & Gasoline Stations - 1.71%
6,585	Carvana Co. Class A *	381,140

Retail-Catalog & Mail-Order Houses - 2.91%
260	Amazon.com, Inc. *	461,518
1,305	Wayfair, Inc. Class A *	187,933
		649,451
Services - Advertising - 0.65%
10,130	ANGI Homeservices, Inc. Class A *	146,075

Services-Business Services, NEC - 8.15%
11,200	EXP World Holdings, Inc. *	114,240
2,550	GrubHub, Inc. *	166,133
1,265	Healthequity, Inc. *	82,680
880	Mastercard, Inc.	221,311
4,690	PayPal Holdings, Inc. *	514,727
7,445	Tabula Rasa Healthcare, Inc. *	336,291
1,275	Visa, Inc. Class A	205,696
4,270	Zillow Group, Inc. Class A *	180,749
		1,821,827
Services-Commercial Physical & Biological - 1.95%
3,075	Exact Sciences Corp. *	318,662
5,950	Exelixis, Inc. *	116,561
		435,223
Services-Computer Intergrated Systems Design - 0.93%
4,415	EBIX. Inc.	207,196

Services-Computer Processing & Data Prep - 5.37%
4,070	CarGurus, Inc. Class A *	139,031
1,240	Proofpoint, Inc. *	139,326
2,930	RingCentral, Inc. Class A *	351,161
1,100	Workday, Inc. Class A *	224,532
6,400	Yext, Inc. *	117,504
2,710	Zendesk, Inc. *	228,318
		1,199,872
Services-Computer Programming Services- 0.28%
3,930	Zscaler, Inc. *	269,716

Services-Computer Programming, Data Processing- 6.09%
150	Alphabet, Inc. Class A *	165,975
2,125	Facebook, Inc. Class A *	377,124
5,250	SNAP, Inc. Class A *	62,423
3,240	Pluralsight, Inc. Class A *	103,226
2,045	The Trade Desk, Inc. Class A *	406,566
1,795	Wix.com Ltd. (Israel) *	246,525
		1,361,839
Services-Educational Services - 0.96%
1,220	Strategic Education, Inc.	214,708

Services-Medical Laboratories - 1.99%
5,500	CareDx, Inc. *	173,910
3,530	Guardant Health, Inc. *	271,386
		445,296
Services-Miscellaneous Business Services - 0.68%
5,370	SEA, Ltd.	152,723

Services-Motion Picture & Video Game Production - 0.28%
8,310	GAIA, Inc. Class A *	61,743

Services-Offices & Clinics of Doctors of Medicine - 0.89%
3,425	Teladoc, Inc.	199,061

Services-Prepackaged Software - 23.34%
2,280	2U, Inc. *	86,617
780	Adobe Systems, Inc. *	211,302
3,740	Alteryx, Inc. Class A *	324,856
3,300	AppFolio, Inc. Class A *	318,120
3,590	Blackline, Inc. *	184,562
9,167	Cloudera, Inc. *	84,061
3,340	Coupa Software, Inc. *	364,761
3,930	DocuSign, Inc. *	220,317
5,300	Evolent Health, Inc. Class A *	56,392
1,440	Hubspot, Inc. *	249,523
3,850	Instructure, Inc. *	160,083
1,375	MongoDB, Inc. Class A *	192,968
1,290	New Relic, Inc. *	129,413
3,810	Okta, Inc. Class A *	431,368
1,665	Paycom Software, Inc. *	353,147
1,745	Paylocity Holding Corp. *	174,884
925	Salesforce.com, Inc. *	140,054
1,025	ServiceNow, Inc. *	268,478
1,390	Shopify, Inc. Class A (Canada) *	382,111
2,380	ShotSpotter, Inc. *	109,480
7,060	Smartsheet, Inc. Class A *	303,439
4,875	Square, Inc. Class A *	302,006
1,080	Twilio, Inc. Class A *	142,549
1,775	Zuora, Inc. Class A *	24,832
		5,215,323
Services-Video Tape Rental - 3.06%
1,990	Netflix, Inc. *	683,127

Surety Insurance - 0.48%
3,960	NMI Holdings, Inc. Class A *	107,950

Surgical & Medical Instruments & Apparatus - 6.82%
810	ABIOMED, Inc. *	212,155
2,260	iRadimed Corp. *	47,166
2,725	iRhythm Technologies, Inc. *	186,554
5,800	Novocure Ltd. (Channel Islands) *	308,096
4,010	Tactile Systems Technology, Inc. *	192,600
8,425	Tandem Diabetes Care, Inc. *	577,618
		1,524,189

TOTAL FOR COMMON STOCKS (Cost $15,753,701) - 100.34%		22,421,964

TOTAL INVESTMENTS (Cost $15,753,701) - 100.34% ***		22,421,964

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.34%)		(75,227)

NET ASSETS - 100.00%		$ 22,346,737

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2019.

*** At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,753,701 amounted to $6,668,263, which consisted of aggregate gross unrealized appreciation of $8,533,462 and aggregate gross unrealized depreciation of $1,865,199.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,753,701 amounted to $6,668,263, which consisted of aggregate gross unrealized appreciation of $8,533,462 and aggregate gross unrealized depreciation of $1,865,199.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$22,421,964	$0	$0	$22,421,964
Total	$22,421,964	$0	$0	$22,421,964

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/29/2019